Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified										12 Months Ended
	Dec. 31, 2013	Apr. 29, 2013 Alibaba	Dec. 31, 2013 Financial instruments measured on a recurring basis	Dec. 31, 2012 Financial instruments measured on a recurring basis	Dec. 31, 2013 Financial instruments measured on a recurring basis Quoted Prices in Active Market for Identical Assets (Level 1)	Dec. 31, 2012 Financial instruments measured on a recurring basis Quoted Prices in Active Market for Identical Assets (Level 1)	Dec. 31, 2013 Financial instruments measured on a recurring basis Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Financial instruments measured on a recurring basis Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Financial instruments measured on a recurring basis Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Financial instruments measured on a recurring basis Significant Unobservable Inputs (Level 3) Alibaba
Fair Value of Financial Instruments
Money market funds			$ 10,480	$ 10,005	$ 10,480	$ 10,005
Bank time deposits			1,385,164	559,393			1,385,164	559,393
Available-for-sale securities			139,675	88,119	139,675	88,119
Investor option liability	(29,504)	(50,600)	(29,504)						(29,504)
Total			$ 1,505,815	$ 657,517	$ 150,155	$ 98,124	$ 1,385,164	$ 559,393	$ (29,504)
Percentage of ownership interest in subsidiary to be reached if fully exercised										30.00%